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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00266

Tri-Continental Corporation

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Tri-Continental Corporation, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 66.5%
Issuer	Shares	Value ($)
Consumer Discretionary 6.7%
Hotels, Restaurants & Leisure 2.0%
Darden Restaurants, Inc.	105,200	8,287,656
Extended Stay America, Inc.	415,000	8,300,000
Royal Caribbean Cruises Ltd.	82,000	9,720,280
Six Flags Entertainment Corp.	110,000	6,703,400
Total		33,011,336
Household Durables 0.1%
PulteGroup, Inc.	30,000	819,900
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc.(a)	1,500	1,442,025
Expedia, Inc.	19,500	2,806,830
Liberty Interactive Corp., Class A(a)	39,500	931,015
Total		5,179,870
Leisure Products 0.3%
Hasbro, Inc.	47,700	4,658,859
Media 1.6%
Charter Communications, Inc., Class A(a)	42,500	15,445,350
Comcast Corp., Class A	151,200	5,818,176
News Corp., Class A	405,900	5,382,234
Total		26,645,760
Specialty Retail 2.1%
Best Buy Co., Inc.	231,800	13,203,328
Ross Stores, Inc.	176,000	11,364,320
TJX Companies, Inc. (The)	127,500	9,400,575
Total		33,968,223
Textiles, Apparel & Luxury Goods 0.3%
Ralph Lauren Corp.	56,900	5,023,701
Total Consumer Discretionary		109,307,649
Consumer Staples 6.0%
Food & Staples Retailing 2.7%
CVS Health Corp.	154,900	12,596,468
SYSCO Corp.	193,400	10,433,930
Wal-Mart Stores, Inc.	267,000	20,863,380
Total		43,893,778
Food Products 0.8%
Tyson Foods, Inc., Class A	181,700	12,800,765
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.8%
Procter & Gamble Co. (The)	144,300	13,128,414
Tobacco 1.7%
Altria Group, Inc.	407,700	25,856,334
Philip Morris International, Inc.	13,600	1,509,736
Total		27,366,070
Total Consumer Staples		97,189,027
Energy 3.8%
Energy Equipment & Services 0.1%
Halliburton Co.	44,600	2,052,938
Oil, Gas & Consumable Fuels 3.7%
BP PLC, ADR	225,000	8,646,750
Chevron Corp.(b)	102,500	12,043,750
ConocoPhillips	328,800	16,456,440
Goodrich Petroleum Corp.(a)	57,222	555,626
Goodrich Petroleum Corp.(a),(c),(d)	3,824,000	4
Suncor Energy, Inc.	185,000	6,480,550
Valero Energy Corp.	209,300	16,101,449
Total		60,284,569
Total Energy		62,337,507
Financials 10.7%
Banks 5.1%
Bank of America Corp.	1,205,500	30,547,370
Citigroup, Inc.	117,500	8,546,950
Citizens Financial Group, Inc.	62,200	2,355,514
First Hawaiian, Inc.	147,500	4,467,775
JPMorgan Chase & Co.	263,200	25,138,232
PacWest Bancorp	175,000	8,839,250
PNC Financial Services Group, Inc. (The)	24,500	3,301,865
Zions Bancorporation	18,300	863,394
Total		84,060,350
Capital Markets 2.3%
Ares Capital Corp.	510,000	8,358,900
Franklin Resources, Inc.	149,300	6,645,343
S&P Global, Inc.	104,100	16,271,871
T. Rowe Price Group, Inc.	19,600	1,776,740
TCG BDC, Inc.	215,000	4,046,300
Total		37,099,154

Tri-Continental Corporation | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.1%
Navient Corp.	71,400	1,072,428
Insurance 2.5%
Allstate Corp. (The)	151,300	13,905,983
Everest Re Group Ltd.	6,100	1,393,179
Marsh & McLennan Companies, Inc.	138,900	11,641,209
MetLife, Inc.	75,000	3,896,250
Prudential Financial, Inc.	61,000	6,485,520
Validus Holdings Ltd.	85,000	4,182,850
Total		41,504,991
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Blackstone Mortgage Trust, Inc.	100,000	3,102,000
Starwood Property Trust, Inc.	370,000	8,036,400
Total		11,138,400
Total Financials		174,875,323
Health Care 9.1%
Biotechnology 2.3%
AbbVie, Inc.	97,500	8,663,850
Alexion Pharmaceuticals, Inc.(a)	29,800	4,180,642
Biogen, Inc.(a)	15,400	4,822,048
BioMarin Pharmaceutical, Inc.(a)	20,300	1,889,321
Celgene Corp.(a)	36,500	5,322,430
Gilead Sciences, Inc.	93,700	7,591,574
TESARO, Inc.(a)	11,400	1,471,740
Vertex Pharmaceuticals, Inc.(a)	28,650	4,355,946
Total		38,297,551
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	247,400	15,524,350
Medtronic PLC	105,000	8,165,850
Total		23,690,200
Health Care Providers & Services 1.5%
Centene Corp.(a)	150,300	14,544,531
Express Scripts Holding Co.(a)	153,300	9,706,956
Total		24,251,487
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.8%
Johnson & Johnson	79,700	10,361,797
Mallinckrodt PLC(a)	71,700	2,679,429
Merck & Co., Inc.	425,200	27,225,556
Pfizer, Inc.	595,909	21,273,951
Total		61,540,733
Total Health Care		147,779,971
Industrials 6.3%
Aerospace & Defense 2.5%
Boeing Co. (The)	79,700	20,260,537
L3 Technologies, Inc.	32,500	6,123,975
Lockheed Martin Corp.	27,500	8,532,975
United Technologies Corp.	42,900	4,979,832
Total		39,897,319
Airlines 0.8%
Southwest Airlines Co.	247,000	13,827,060
Electrical Equipment 0.6%
Rockwell Automation, Inc.	57,000	10,157,970
Industrial Conglomerates 1.0%
Honeywell International, Inc.	119,800	16,980,452
Machinery 0.2%
Ingersoll-Rand PLC	41,000	3,655,970
Professional Services 0.1%
Nielsen Holdings PLC	27,000	1,119,150
Trading Companies & Distributors 0.6%
WW Grainger, Inc.	53,900	9,688,525
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	105,000	7,578,900
Total Industrials		102,905,346
Information Technology 14.8%
Communications Equipment 1.9%
Cisco Systems, Inc.	737,100	24,788,673
F5 Networks, Inc.(a)	51,200	6,172,672
Total		30,961,345
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	210,000	6,283,200

2	Tri-Continental Corporation | Quarterly Report 2017

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 2.9%
Alphabet, Inc., Class A(a)	8,500	8,276,620
Facebook, Inc., Class A(a)	149,300	25,510,891
VeriSign, Inc.(a)	132,200	14,064,758
Total		47,852,269
IT Services 1.5%
Automatic Data Processing, Inc.	34,500	3,771,540
Booz Allen Hamilton Holdings Corp.	102,500	3,832,475
MasterCard, Inc., Class A	115,200	16,266,240
Total		23,870,255
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	72,500	6,247,325
Broadcom Ltd.	89,100	21,610,314
Intel Corp.	146,700	5,586,336
KLA-Tencor Corp.	45,000	4,770,000
Lam Research Corp.	37,500	6,939,000
Maxim Integrated Products, Inc.	130,000	6,202,300
Total		51,355,275
Software 3.8%
Adobe Systems, Inc.(a)	88,900	13,262,102
Cadence Design Systems, Inc.(a)	27,800	1,097,266
Electronic Arts, Inc.(a)	118,600	14,001,916
Microsoft Corp.	440,000	32,775,600
Total		61,136,884
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	123,450	19,026,114
Total Information Technology		240,485,342
Materials 2.2%
Chemicals 1.6%
DowDuPont, Inc.	95,000	6,576,850
Eastman Chemical Co.	11,100	1,004,439
LyondellBasell Industries NV, Class A	162,200	16,065,910
Monsanto Co.	12,600	1,509,732
Total		25,156,931
Containers & Packaging 0.4%
International Paper Co.	75,000	4,261,500
Packaging Corp. of America	25,700	2,947,276
Total		7,208,776
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.2%
Warrior Met Coal, Inc.	150,000	3,535,500
Total Materials		35,901,207
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITS) 2.3%
Alexandria Real Estate Equities, Inc.	50,000	5,948,500
American Tower Corp.	111,700	15,267,156
Equinix, Inc.	13,200	5,891,160
Host Hotels & Resorts, Inc.	215,300	3,980,897
SBA Communications Corp.(a)	41,900	6,035,695
Total		37,123,408
Total Real Estate		37,123,408
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	710,600	27,834,202
Total Telecommunication Services		27,834,202
Utilities 2.9%
Electric Utilities 1.5%
American Electric Power Co., Inc.	85,000	5,970,400
Entergy Corp.	158,000	12,064,880
Xcel Energy, Inc.	125,000	5,915,000
Total		23,950,280
Independent Power and Renewable Electricity Producers 0.5%
NRG Yield, Inc. Class A	422,291	8,010,860
Multi-Utilities 0.9%
Ameren Corp.	51,800	2,996,112
CenterPoint Energy, Inc.	410,100	11,979,021
Total		14,975,133
Total Utilities		46,936,273
Total Common Stocks (Cost $1,006,185,672)		1,082,675,255

Convertible Bonds 10.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.5%
Navistar International Corp.
04/15/2019	4.750%	7,709,000	8,450,991

Tri-Continental Corporation | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2017 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
DISH Network Corp.
08/15/2026	3.375%	7,300,000	8,166,875
Health Care 0.7%
Invacare Corp.
02/15/2021	5.000%	3,195,000	3,814,031
Novavax, Inc.
02/01/2023	3.750%	5,400,000	2,430,000
Teladoc, Inc.(e)
12/15/2022	3.000%	4,000,000	4,330,120
Total			10,574,151
Home Construction 0.4%
SunPower Corp.
01/15/2023	4.000%	7,500,000	6,197,813
Independent Energy 0.5%
Chesapeake Energy Corp.(e)
09/15/2026	5.500%	9,400,000	8,647,699
Chesapeake Energy Corp.
12/15/2038	2.250%	10,000	9,719
Total			8,657,418
Media and Entertainment 0.2%
Liberty Interactive LLC(e)
09/30/2046	1.750%	3,300,000	3,910,500
Oil Field Services 0.1%
Cobalt International Energy, Inc.
12/01/2019	2.625%	6,400,000	1,471,987
Other Financial Institutions 0.3%
Encore Capital Group, Inc.(e)
03/15/2022	3.250%	4,050,000	4,670,156
Walter Investment Management Corp.
11/01/2019	4.500%	5,058,000	859,860
Total			5,530,016
Other Industry 0.7%
General Cable Corp.(f)
Subordinated
11/15/2029	4.500%	7,000,000	6,212,500
Green Plains, Inc.
09/01/2022	4.125%	4,300,000	4,423,625
Total			10,636,125
Other REIT 0.9%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	5,000,000	5,031,250
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York Mortgage Trust, Inc.
01/15/2022	6.250%	3,950,000	3,935,188
Starwood Waypoint Homes(e)
01/15/2022	3.500%	5,300,000	5,952,562
Total			14,919,000
Pharmaceuticals 2.9%
Acorda Therapeutics, Inc.
06/15/2021	1.750%	4,800,000	4,332,000
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%	5,000,000	3,992,480
Clovis Oncology, Inc.
09/15/2021	2.500%	3,000,000	4,623,750
Dermira, Inc.(e)
05/15/2022	3.000%	3,800,000	4,089,750
Fluidigm Corp.
02/01/2034	2.750%	6,500,000	4,739,800
Horizon Pharma Investment Ltd.
03/15/2022	2.500%	4,600,000	4,154,375
Innoviva, Inc.
Subordinated
01/15/2023	2.125%	4,250,000	4,118,042
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	7,500,000	5,793,750
Medicines Co. (The)
07/15/2023	2.750%	3,750,000	3,941,887
PTC Therapeutics, Inc.
08/15/2022	3.000%	4,300,000	3,453,438
Radius Health, Inc.
09/01/2024	3.000%	3,600,000	3,604,500
Total			46,843,772
Property & Casualty 0.8%
Heritage Insurance Holdings, Inc.(e)
08/01/2037	5.875%	3,800,000	4,075,500
MGIC Investment Corp.(e),(f)
Junior Subordinated
04/01/2063	9.000%	6,150,000	8,340,937
Total			12,416,437
Retailers 0.1%
GNC Holdings, Inc.
08/15/2020	1.500%	3,000,000	2,210,625
Technology 1.1%
Microchip Technology, Inc.(e)
Junior Subordinated
02/15/2037	2.250%	9,200,000	11,161,440

4	Tri-Continental Corporation | Quarterly Report 2017

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2017 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Micron Technology, Inc.
02/15/2033	2.125%	1,800,000	6,427,125
Total			17,588,565
Transportation Services 0.5%
Aegean Marine Petroleum Network, Inc.(e)
12/15/2021	4.250%	5,300,000	3,932,282
Ship Finance International Ltd.
10/15/2021	5.750%	3,850,000	4,018,438
Total			7,950,720
Total Convertible Bonds (Cost $172,422,346)			165,524,995

Convertible Preferred Stocks 6.7%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Staples 0.5%
Food Products 0.5%
Bunge Ltd.	4.875%	75,000	7,801,125
Total Consumer Staples			7,801,125
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Hess Corp.	8.000%	110,000	6,485,600
WPX Energy, Inc.	6.250%	84,500	4,503,850
Total			10,989,450
Total Energy			10,989,450
Financials 1.3%
Banks 0.5%
Bank of America Corp.	7.250%	6,300	8,199,261
Capital Markets 0.8%
AMG Capital Trust II	5.150%	135,000	8,277,188
Cowen, Inc.	5.625%	6,000	5,504,040
Total			13,781,228
Total Financials			21,980,489
Health Care 1.2%
Health Care Equipment & Supplies 0.5%
Becton Dickinson and Co.	6.125%	145,000	8,012,700
Health Care Providers & Services 0.2%
Anthem, Inc.	5.250%	77,500	4,052,475
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Pharmaceuticals 0.5%
Allergan PLC	5.500%	10,400	7,673,328
Total Health Care			19,738,503
Industrials 0.6%
Machinery 0.6%
Rexnord Corp.	5.750%	72,500	4,220,225
Stanley Black & Decker, Inc.	5.375%	52,500	6,019,125
Total			10,239,350
Total Industrials			10,239,350
Information Technology 0.9%
Electronic Equipment, Instruments & Components 0.5%
Belden, Inc.	6.750%	75,000	8,104,500
Internet Software & Services 0.4%
Mandatory Exchangeable Trust(e)	5.750%	30,000	5,883,600
Total Information Technology			13,988,100
Materials 0.2%
Chemicals 0.2%
A. Schulman, Inc.	6.000%	4,500	4,019,400
Total Materials			4,019,400
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
American Tower Corp.	5.500%	65,000	7,935,200
Total Real Estate			7,935,200
Telecommunication Services 0.3%
Diversified Telecommunication Services 0.1%
Frontier Communications Corp.	11.125%	52,500	1,010,100
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.	5.500%	38,300	3,826,553
Total Telecommunication Services			4,836,653
Utilities 0.5%
Multi-Utilities 0.5%
DTE Energy Co.	6.500%	145,000	7,895,250
Total Utilities			7,895,250
Total Convertible Preferred Stocks (Cost $110,025,607)			109,423,520

Tri-Continental Corporation | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2017 (Unaudited)
Corporate Bonds & Notes 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
McLaren Finance PLC(e)
08/01/2022	5.750%	2,929,000	3,021,108
Banking 0.4%
Popular, Inc.
07/01/2019	7.000%	7,000,000	7,203,952
Brokerage/Asset Managers/Exchanges 0.5%
LPL Holdings, Inc.(e)
09/15/2025	5.750%	7,700,000	7,986,848
Cable and Satellite 0.9%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	7,100,000	8,325,375
Telesat Canada/LLC(e)
11/15/2024	8.875%	5,360,000	6,040,082
Total			14,365,457
Chemicals 0.2%
A. Schulman, Inc.
06/01/2023	6.875%	3,700,000	3,853,742
Electric 0.5%
Covanta Holding Corp.
07/01/2025	5.875%	8,223,000	8,093,307
Finance Companies 1.1%
Fortress Transportation & Infrastructure Investors LLC(e)
03/15/2022	6.750%	5,850,000	6,076,758
iStar, Inc.
04/01/2022	6.000%	7,743,000	8,010,551
Springleaf Finance Corp.
05/15/2022	6.125%	3,700,000	3,909,372
Total			17,996,681
Food and Beverage 0.5%
Chobani LLC/Finance Corp., Inc.(e)
04/15/2025	7.500%	3,897,000	4,253,104
Lamb Weston Holdings, Inc.(e)
11/01/2026	4.875%	3,900,000	4,090,316
Total			8,343,420
Gaming 0.4%
Scientific Games International, Inc.
12/01/2022	10.000%	5,300,000	5,871,345
Health Care 0.5%
Quotient Ltd.(c),(d),(e)
10/15/2023	12.000%	2,170,000	2,170,000
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SP Finco LLC(e)
07/01/2025	6.750%	6,300,000	5,927,179
Total			8,097,179
Healthcare Insurance 0.5%
Centene Corp.
01/15/2025	4.750%	7,655,000	7,940,394
Independent Energy 0.6%
Extraction Oil & Gas, Inc.(e)
05/15/2024	7.375%	3,294,000	3,434,486
Stone Energy Corp.
05/31/2022	7.500%	6,136,177	5,952,288
Total			9,386,774
Media and Entertainment 0.4%
Lions Gate Entertainment Corp.(e)
11/01/2024	5.875%	6,950,000	7,309,781
Metals and Mining 0.5%
Constellium NV(e)
03/01/2025	6.625%	7,700,000	7,888,019
Midstream 0.2%
Blue Racer Midstream LLC/Finance Corp.(e)
11/15/2022	6.125%	4,000,000	4,141,128
Oil Field Services 0.3%
SESI LLC(e)
09/15/2024	7.750%	4,100,000	4,259,617
Packaging 1.0%
BWAY Holding Co.(e)
04/15/2025	7.250%	8,000,000	8,245,208
Novolex (e)
01/15/2025	6.875%	7,690,000	7,983,966
Total			16,229,174
Pharmaceuticals 1.0%
AMAG Pharmaceuticals, Inc.(e)
09/01/2023	7.875%	7,950,000	8,059,002
Valeant Pharmaceuticals International, Inc.(e)
03/01/2023	5.500%	8,700,000	7,650,563
Total			15,709,565
Retailers 0.1%
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	1,937,000	1,714,915

6	Tri-Continental Corporation | Quarterly Report 2017

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.4%
Safeway, Inc.
02/01/2031	7.250%	7,512,000	6,449,675
Technology 0.9%
Diebold, Inc.
04/15/2024	8.500%	6,500,000	7,043,498
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/US Holdings I, LLC(e)
11/30/2024	10.000%	3,550,000	4,004,464
Informatica LLC(e)
07/15/2023	7.125%	3,988,000	4,027,437
Total			15,075,399
Transportation Services 0.6%
Hertz Corp. (The)(e)
06/01/2022	7.625%	4,250,000	4,377,249
Hertz Corp. (The)
10/15/2022	6.250%	5,000,000	4,776,630
Total			9,153,879
Wirelines 0.6%
Frontier Communications Corp.
01/15/2025	6.875%	1,130,000	831,992
09/15/2025	11.000%	10,360,000	8,793,961
Total			9,625,953
Total Corporate Bonds & Notes (Cost $195,213,244)			199,717,312

Limited Partnerships 0.9%
Issuer	Shares	Value ($)
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enviva Partners LP	140,000	4,137,000
Total Energy		4,137,000
Industrials 0.2%
Trading Companies & Distributors 0.2%
Fortress Transportation & Infrastructure Investors LLC	225,000	4,059,000
Total Industrials		4,059,000
Limited Partnerships (continued)
Issuer	Shares	Value ($)
Utilities 0.4%
Independent Power and Renewable Electricity Producers 0.4%
8Point3 Energy Partners LP	425,000	6,387,750
Total Utilities		6,387,750
Total Limited Partnerships (Cost $15,100,680)		14,583,750

Preferred Debt 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.8%
Citigroup Capital XIII(f)
10/30/2040	6.692%	220,000	6,111,600
Wells Fargo & Co.
12/31/2049	7.500%	6,000	7,890,000
Total			14,001,600
Total Preferred Debt (Cost $13,640,266)			14,001,600

Preferred Stocks 0.2%
Issuer	Coupon Rate	Shares	Value ($)
Financials 0.2%
Banks 0.2%
GMAC Capital Trust I(f)	7.100%	157,500	4,158,000
Total Financials			4,158,000
Total Preferred Stocks (Cost $4,010,775)			4,158,000

Senior Loans 1.2%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
Virtus Investment Partners(d),(g),(h)
Term Loan
3-month USD LIBOR + 3.750% 06/03/2024	5.066%	1,231,000	1,243,310
Food and Beverage 0.2%
HLF Financing SARL(g),(h)
Term Loan
3-month USD LIBOR + 5.500% 02/15/2023	6.735%	3,850,000	3,888,500

Tri-Continental Corporation | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Leisure 0.1%
Equinox Holdings, Inc.(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 09/06/2024	8.235%	1,231,000	1,250,696
Oil Field Services 0.5%
EagleClaw Midstream Ventures(g),(h)
Term Loan
3-month USD LIBOR + 4.250% 06/24/2024	5.522%	7,983,990	8,036,365
Retailers 0.3%
BJ’s Wholesale Club, Inc.(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 4.000% 02/03/2025	8.740%	4,108,000	3,916,978
Technology 0.0%
Hyland Software, Inc.(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 07/07/2025	8.235%	615,385	626,154
Total Senior Loans (Cost $18,968,943)			18,962,003
Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(a),(c),(d),(i)	11,283	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(j),(k)	7,062,326	7,062,326
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.820%(j)	6,060,881	6,060,881
Total Money Market Funds (Cost $13,123,207)		13,123,207
Total Investments (Cost: $1,548,690,740)		1,622,169,642
Other Assets & Liabilities, Net		5,905,143
Net Assets		1,628,074,785

At September 30, 2017, securities and/or cash totaling $470,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	56	12/2017	USD	7,045,080	74,496	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $2,170,004, which represents 0.13% of net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Directors. At September 30, 2017, the value of these securities amounted to $175,940,861, which represents 10.81% of net assets.
(f)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
8	Tri-Continental Corporation | Quarterly Report 2017

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Variable rate security.
(i)	Negligible market value.
(j)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	4,250,122	87,141,304	(84,329,100)	7,062,326	779	52	37,955	7,062,326
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Tri-Continental Corporation | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	109,307,649	—	—	—	109,307,649
Consumer Staples	97,189,027	—	—	—	97,189,027
Energy	62,337,503	—	4	—	62,337,507
Financials	174,875,323	—	—	—	174,875,323
Health Care	147,779,971	—	—	—	147,779,971
Industrials	102,905,346	—	—	—	102,905,346
Information Technology	240,485,342	—	—	—	240,485,342
Materials	35,901,207	—	—	—	35,901,207
Real Estate	37,123,408	—	—	—	37,123,408
Telecommunication Services	27,834,202	—	—	—	27,834,202
Utilities	46,936,273	—	—	—	46,936,273
Total Common Stocks	1,082,675,251	—	4	—	1,082,675,255
Convertible Bonds	—	165,524,995	—	—	165,524,995
Convertible Preferred Stocks
Consumer Staples	—	7,801,125	—	—	7,801,125
Energy	10,989,450	—	—	—	10,989,450
Financials	8,199,261	13,781,228	—	—	21,980,489
Health Care	19,738,503	—	—	—	19,738,503
Industrials	10,239,350	—	—	—	10,239,350
Information Technology	8,104,500	5,883,600	—	—	13,988,100
Materials	—	4,019,400	—	—	4,019,400
Real Estate	7,935,200	—	—	—	7,935,200
Telecommunication Services	4,836,653	—	—	—	4,836,653
Utilities	7,895,250	—	—	—	7,895,250
Total Convertible Preferred Stocks	77,938,167	31,485,353	—	—	109,423,520
Corporate Bonds & Notes	—	197,547,312	2,170,000	—	199,717,312
Limited Partnerships
Energy	4,137,000	—	—	—	4,137,000
Industrials	4,059,000	—	—	—	4,059,000
Utilities	6,387,750	—	—	—	6,387,750
Total Limited Partnerships	14,583,750	—	—	—	14,583,750
Preferred Debt	14,001,600	—	—	—	14,001,600
Preferred Stocks
Financials	4,158,000	—	—	—	4,158,000
Senior Loans	—	17,718,693	1,243,310	—	18,962,003
Warrants
Energy	—	—	0*	—	0*
Money Market Funds	6,060,881	—	—	7,062,326	13,123,207
Total Investments	1,199,417,649	412,276,353	3,413,314	7,062,326	1,622,169,642
10	Tri-Continental Corporation | Quarterly Report 2017

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Derivatives
Asset
Futures Contracts	74,496	—	—	—	74,496
Total	1,199,492,145	412,276,353	3,413,314	7,062,326	1,622,244,138

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain common stock and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of the company assets. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Certain corporate bonds and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Tri-Continental Corporation | Quarterly Report 2017	11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2017